Financial Instruments - Schedule of Financial Liabilities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
Trade and other payables	¥ 1,611,403	¥ 1,580,597
Borrowings	2,369,231	2,157,755
Gross carrying amount [member]
Disclosure of financial information [line items]
Trade and other payables	1,611,403	1,580,597
Borrowings	1,922,476	1,723,290
Bonds	280,000	295,696
Lease liabilities	46,754	49,768
Commercial paper	120,000	89,000
Derivatives	7,519	7,246
Total	3,988,154	3,745,600
Contractual Cash Flows [member]
Disclosure of financial information [line items]
Trade and other payables	1,611,403	1,580,597
Borrowings	1,922,476	1,723,290
Bonds	280,000	295,700
Lease liabilities	46,754	49,768
Commercial paper	120,000	89,000
Derivatives	7,019	8,080
Total	3,987,654	3,746,436
Within 1 year [member]
Disclosure of financial information [line items]
Trade and other payables	1,611,403	1,580,597
Borrowings	326,571	322,133
Bonds	60,000	85,700
Lease liabilities	8,783	8,550
Commercial paper	120,000	89,000
Derivatives	2,656	2,279
Total	2,129,414	2,088,260
Over 1 but less than 5 years [member]
Disclosure of financial information [line items]
Borrowings	657,235	584,131
Bonds	100,000	140,000
Lease liabilities	21,034	22,582
Derivatives	4,363	5,478
Total	782,633	752,192
Over 5 years [member]
Disclosure of financial information [line items]
Borrowings	938,670	817,024
Bonds	120,000	70,000
Lease liabilities	16,936	18,635
Derivatives		323
Total	¥ 1,075,606	¥ 905,983